REAL ESTATE INVESTMENTS - Finite-Lived Intangible Assets (FY) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Cost	$ 7,156,592	$ 6,960,842
Accumulated amortization	(3,230,583)	(1,833,054)	$ 0
Net amount	3,926,009	5,127,788	7,700,000
Tenant Origination and Absorption Costs
Finite-Lived Intangible Assets, Net [Abstract]
Cost	23,784,332	23,792,057	27,266,610
Accumulated amortization	(12,041,766)	(9,695,960)	(6,005,248)
Net amount	11,742,566	14,096,097	21,261,362
Above-Market Lease Intangibles
Finite-Lived Intangible Assets, Net [Abstract]
Cost	1,128,549	1,128,549	1,547,646
Accumulated amortization	(405,074)	(307,707)	(295,912)
Net amount	723,475	820,842	1,251,734
Below-Market Lease Intangibles
Below Market Lease, Net [Abstract]
Cost	(15,097,132)	(15,163,672)	(15,713,975)
Accumulated amortization	3,631,118	2,597,935	1,122,616
Net amount	$ (11,466,014)	$ (12,565,737)	$ (14,591,359)